DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) period segment $ / shares	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Minimum shares allowed to purchase under fractional shares program	0.000001
Number of operating segments | segment	1
Term of user contract	30 days
Advertising costs | $	$ 157,100,000	$ 119,600,000
Research and development costs | $	$ 52,200,000	$ 27,700,000
Dividend yield	0.00%
Settlement period for receivables from brokers, dealers, and clearing organizations	30 days
Percentage of users to receive stock reward	98.00%
Maximum annual reward earned by user | $	$ 500
Claim period of reward	60 days
Realized and unrealized gains and losses | $	$ 3,000,000
Contractual termination period for securities borrowed and loaned	3 days
Performance-based RSUs
Concentration Risk [Line Items]
Vesting period	4 years
Market-Based RSUs
Concentration Risk [Line Items]
Vesting period	6 years
Number of service periods | period	2
Minimum
Concentration Risk [Line Items]
Potential value of stock reward (in dollars per share) | $ / shares	$ 2.50
Actual value of stock reward (in dollars per share) | $ / shares	2.50
Maximum
Concentration Risk [Line Items]
Potential value of stock reward (in dollars per share) | $ / shares	225
Actual value of stock reward (in dollars per share) | $ / shares	$ 10